Investment properties	12 Months Ended
Jun. 30, 2021
9. Investment properties

9. Investment properties

Changes in the Group’s investment properties according to the fair value hierarchy for the years ended June 30, 2021 and 2020 were as follows:

	June 30, 2021		June 30, 2020
	Level 2	Level 3	Level 2	Level 3
Fair value at the beginning of the year	109,543	232,233	59,942	441,012
Adjustments previous years (IFRS 16)	-	-	-	640
Additions	274	762	5,439	2,761
Capitalized leasing costs	13	9	6	24
Amortization of capitalized leasing costs (i)	(7)	(6)	(9)	(14)
Transfers / Reclassification to assets held for sale	(530)	-	6,836	(43,229)
Incorporation by business combination	-	-	-	366
Deconsolidation (ii)	-	(117,547)	(2,544)	(234,081)
Disposals	(21,426)	-	(2,613)	(20,145)
Currency translation adjustment	(12)	(12,356)	20	80,301
Net gain / (loss) from fair value adjustment	5,737	(13,535)	42,466	4,598
Fair value at the end of the year	93,592	89,560	109,543	232,233

(i)	Amortization charges of capitalized leasing costs were included in “Costs” in the Consolidated Statements of Income and Other Comprehensive Income (Note 24).
(ii)	As of June 30, 2021 corresponds to IDBD and as of June 30,2020 ARS 2,544 corresponds to La Maltería and ARS 234,081 to Gav-Yam.

The following is the balance by type of investment property of the Group as of June 30, 2021 and 2020:

	30.06.2021	30.06.2020
Rental properties	125,506	289,412
Undeveloped parcels of land	54,183	41,356
Properties under development	3,463	11,008
TOTAL	183,152	341,776

Certain investment property assets of the Group have been mortgaged or restricted to secure some of the Group’s borrowings and other payables. Book amount of those properties amounts to ARS 1,727, ARS 27,290 as June 30, 2021 and 2020, respectively.

The following amounts have been recognized in the Consolidated Statements of Income and Other Comprehensive Income:

	06.30.2021	06.30.2020	06.30.2019
Rental and services income	11,034	17,131	21,937
Direct operating expenses	(4,430)	(12,141)	(12,156)
Development reimbursements / (expenses)	114	169	(131)
Net realized gain from fair value adjustment of investment properties (i) (ii)	10,821	1,703	-
Net unrealized (loss) / gain from fair value adjustment of investment properties	(18,591)	48,961	(58,231)

(i)

As of June 30, 2021 it includes ARS 5,434 for the sale of Boston Tower, ARS 5,368 for the sale of Bouchard 710 and ARS 19 for the sale of garages in Bouchard 557. As of June 30, 2020 it includes ARS 5 and ARS 541 for the monetary and non-monetary benefit, respectively, corresponding to the barter transaction related to Caballito Ferro land, ARS 861 for the sale of floors 10th and 11th of the office building “200 Della Paolera”, and ARS 296 for the deconsolidation of La Maltería SA.

(ii)

As of June 30, 2021, ARS (1,556) corresponds to the result for changes in the fair value realized for the year ((ARS 1,071) from the sale of Torre Boston, (ARS 470) from the sale of Bouchard 710 and (ARS 15) from the sale of garages in Bouchard 557) and ARS 12,377 from the result of changes in the fair value made in previous years (ARS 6,506 from the Boston Tower sale and ARS 5,837 from the Bouchard 710 sale and 34 from the sale of garages in Bouchard 557). As of June 30, 2020, ARS 1,000 corresponds to net realized gain from fair value on investment properties for the year (ARS 139 from the sale of Caballito Ferro land and ARS 861 from the sale of the “200 Della Paolera” building) and ARS 703 net realized gain from fair value on investment properties in previous years (ARS 407 attributable to the Caballito Ferro land and ARS 296 to the deconsolidation of La Maltería S.A.).

See note 5 (liquidity schedule) for detail of contractual commitments related to investment properties.

Valuation processes

The Group’s investment properties were valued at each reporting date by independent professionally qualified appraisers who hold a recognized relevant professional qualification and have experience in the locations and segments of the investment properties appraised. For all investment properties, their current use equates to the highest and best use.

The Group has a team which reviews the appraisals performed by the independent appraisers (the “review team”). The review team: i) verifies all major and important assumptions relevant to the appraisal in the valuation report from the independent appraisers; ii) assesses property valuation movements compared to the valuation report from the prior period; and iii) holds discussions with the independent appraisers.

Changes in Level 2 and 3 fair values, if any, are analyzed at each reporting date during the valuation discussions between the review team and the independent appraisers. The Board of Directors ultimately approves the fair value calculation for recording into the Financial Statements.

During the annual investment property valuation process, the following circumstances were identified, among other aspects: i) entry into force of the modifications in the urban planning code of the Autonomous City of Buenos Aires (CABA) with the new urban code law sanctioned in November 2020 and which entered into force in February 2021 modifying approximately one third of the current code, ii) new construction potential, iii) consolidation of new paradigms of the sector imposed by the pandemic, the general economic situation and the situation of the real estate sector that make technical, legal or economically viable buildable potentials or surpluses for alternative uses of the entire portfolio of properties.

In this sense, the shopping malls were the most affected by the aforementioned circumstances, taking into account the size of their plots and their unique and strategic locations, considering an alternative potential realization market.

The impact of the pandemic and the long-term closure of shopping malls led to a reconsideration of the possibility of mixed uses in the buildable potentials of such shopping malls, seeking a new centrality and enhancing the attractiveness in replacement of anchor stores.

On the other hand, the analysis of opening towards its surroundings and the generation of open spaces produced a new distribution of the value of the existing square meters, producing a change of focus on how to maximize said surplus square meters.

This led to reevaluate the analysis of the value of surplus square meters that were potentially marketable, (being that historically they were the most profitable), to reconvert them to other complementary uses. The buildable potentials analyzed have unique, irreplaceable locations, with high potentials, feasible realization and very attractive from an economic point of view. As a data, the value of construction during 2020 improved the relationship of the construction cost and its future sale speculation of square meters.

The buildable potentials identified in this fiscal year are related to the following shopping malls and are valued in accordance with the methodology established for the rest of the Level 2 properties:

1.	Patio Bullrich, CABA
2.	Alto Palermo, CABA
3.	Córdoba Shopping, Córdoba
4.	Alto Rosario, Rosario, Santa Fe.

Valuation techniques used for the estimation of fair value of the investment property

The Group has defined valuation techniques according to the characteristics of each property and the type of market in which these assets are located, in order to maximize the use of observable information available for the determination of fair value.

For the Shopping Malls there is no liquid market for the sale of properties with these characteristics that can be taken as a reference of value. Likewise, the Shopping Malls, a business whose revenue is denominated in Argentine Pesos, are highly related to the fluctuation of macroeconomic variables in Argentina, the purchasing power of individuals, the economic cycle of Gross Domestic Product (GDP) growth, the evolution of inflation, among others. Consequently, the methodology adopted by the Group for the valuation of Shopping Malls is the discounted cash flow model (“DCF”), which allows the volatility of the Argentine economy to be taken into account and its correlation with the revenue streams of the Malls and the inherent risk of the Argentine macroeconomy. The DCF methodology contemplates the use of certain unobservable valuation assumptions, which are determined reliably based on the information and internal sources available at the date of each measurement. These assumptions mainly include the following:

•

Future projected income flow based on the current locations, type and quality of the properties, supported by the rental contracts that the Company has signed with its tenants. Because the Company’s income arises from the higher value between a Minimum Insured Fixed Value (“VMA”) and a percentage of the sales of the tenants in each Shopping Mall, estimates of the evolution of GDP and Inflation of the Argentine economy provided by external consultants to estimate the evolution of tenant sales, which present a high correlation with these macroeconomic variables. Said macroeconomic projections were contrasted with the projections prepared by the International Monetary Fund (“IMF”), the Organization for Economic Cooperation and Development (“OECD”) and with the Market Expectations Survey (“REM”), which consists of a survey prepared by the Central Bank of the Argentine Republic (“BCRA”) aimed at local and foreign specialized analysts in order to allow a systematic monitoring of the main macroeconomic forecasts in the short and medium term on the evolution of the Argentine economy.

•

The income from all Shopping Malls was considered to grow with the same elasticity in relation to the evolution of the GDP and the projected inflation. The specific characteristics and risks of each Shopping Mall are captured through the use of the historical average EBITDA Margin of each of them.

•	Cash flows from future investments, expansions or improvements in Shopping Mall were not contemplated.
•	Terminal value: a perpetuity calculated from the cash flow of the last year of useful life was considered.
•	The cash flow for concessions was projected until the termination date of the concession stipulated in the current contract.
•

Given the prevailing inflationary context and the volatility of certain macroeconomic variables, a reference long term interest rate in Argentine Pesos is not available to discount the projected cash flows from shopping malls. Consequently, the projected cash flows were dollarized through the future ARS / US$ exchange rate curve provided by an external consultant, which are contrasted to assess their reasonableness with those of the IMF, OECD, REM and the On-shore Exchange Rate Futures Market (ROFEX). Finally, dollarized cash flows were discounted with a long-term dollar rate, the weighted average capital cost rate (“WACC”), for each valuation date.

•	The estimation of the WACC discount rate was determined according to the following components:

a)	United State Governments Bonds risk-free rate;
b)	Industry beta, considering comparable companies from the United States, Brazil, Chile and Mexico, in order to contemplate the Market Risk on the risk-free rate;
c)	Argentine country risk considering the EMBI + Index; and
d)

Cost of debt and capital structure, considering that information available from the Argentine corporate market (“blue chips”) was determined as a reference, since sovereign bonds have a history of defaults. Consequently, and because IRSA CP, based on its representativeness and market share represents the most important entity in the sector, we have taken its indicators to determine the discount rate.

For offices, other rental properties, plot of lands and buildable potentials the valuation was determined using transactions of comparable market assets, since the market for offices and land banks in Argentina is liquid and has market transactions that can be taken as reference. These values are adjusted to reflect differences in key attributes such as location, property size and quality of interior fittings (incidence adjustments). The most significant input to the comparable market approach is the price per square meter that derives from the supply and demand in force in the market at each valuation date.

Since September 2019, the real estate market has faced certain changes in terms of its operation as a consequence of the implementation of regulations applicable to the foreign exchange market. In general terms, the measure adopted on September 1, 2019 by the BCRA sets forth that exporters of goods and services should settle foreign currency from abroad in the local exchange market 5 days after the collection of such funds, at the latest. Furthermore, it provides that legal entities residing in Argentina may buy foreign currency without restrictions for imports or payments of debts on the maturity date thereof, although they shall apply for the BCRA´s prior authorization for the purposes of: buying foreign currency in order to form external assets, prepaying debts, making remittances of profits and dividends abroad or transferring funds abroad. Likewise, pursuant to such regulations, access to the market by natural persons for the purchase of dollars was restricted. Afterwards, the BCRA implemented stricter measures, further limiting access to the foreign exchange market (see Note 34).

From the previous year, it is observed that the purchase and sales transactions for office buildings may be settled in Argentine Pesos (by using an implicit foreign exchange rate higher than the official one) or in dollars. Consequently, the most probable scenario is that any sale of office buildings/reserves be settled in Argentine Pesos at an implicit foreign exchange rate higher than the official one. This is evidenced by the transactions consummated by the Group prior to and after the closing of these financial statements. Therefore, the Group has valued its office buildings, land reserves and buildable potentials in Argentine Pesos at the end of the year considering the situation described above, considering an implicit exchange rate higher than the official one.

In certain situations, it is complex to determine reliably the fair value of developing properties. In order to assess whether the fair value of a developing property can be determined reliably, management considers the following factors, among others:

•	The provisions of the construction contract.
•	The stage of completion.
•	Whether the project / property is standard (typical for the market) or non-standard.
•	The level of reliability of cash inflows after completion.
•	The specific development risk of the property.
•	Previous experience with similar constructions.
•	Status of construction permits.

There were no changes in the valuation techniques during the year.

The following table presents information regarding the fair value measurements of investment properties using significant unobservable inputs (Level 3):

				06.30.21 (i)		06.30.20 (i)		06.30.19 (i)
Description	Valuation technique	Parameters	Range fiscal year 2021 / 2019	Increase	Decrease	Increase	Decrease	Increase	Decrease
Shopping Malls in Argentina (Level 3)	Discounted cash flows	Discount rate	13.53% / 12.10%	(3,840)	4,589	(6,387)	7,821	(4,906)	6,118
		Growth rate	2.4% / 3.0%	1,759	(1,472)	3,045	(2,486)	2,307	(1,850)
		Inflation	(*)	8,171	(6,740)	13,296	(10,938)	4,296	(3,932)
		Devaluation	(*)	(4,357)	5,325	(6,181)	7,555	(4,559)	5,571
Plot of land in Argentina (Level 3)	Comparable with incidence adjustment	Value per square meter (m2)	ARS 47,427 / (ARS 21,497)	3,493	(3,493)	3,243	(3,243)	2,007	(2,007)
		% of incidence	30% / (30%)	11,644	(11,644)	10,808	(10,808)	6,696	(6,696)

(*) Fiscal year 2021: For the next 5 years, an average ARS / US$ exchange rate with an upward trend was considered, starting at ARS 116.94 (corresponding to the year ended June 30, 2022) and arriving at ARS 376.56. In the long term, a nominal devaluation rate of 27.5% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 44.1% (corresponding to the year ended June 30, 2022) and stabilizes at 30.0% after 5 years.Fiscal year 2020: For the next 5 years, an average ARS / US$ exchange rate with an upward trend was considered, starting at ARS 86.21 (corresponding to the year ended June 30, 2021) and arriving at ARS 243.89. In the long term, a nominal devaluation rate of 21.1% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 47.9% (corresponding to the year ended June 30, 2021) and stabilizes at 23.2% after 5 years.

Fiscal year 2019: For the next 5 years, an average ARS / US$ exchange rate with an upward trend was considered, starting at ARS 48.47 (corresponding to the year ended June 30, 2020) and arriving at ARS 72.16. In the long term, a nominal devaluation rate of 5.7% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 44.5% (corresponding to the year ended June 30, 2020) and stabilizes at 8% after 5 years.

(i) Considering an increase or decrease of: 100 points for the discount and growth rate in Argentina, 10% for the incidence and inflation, 10% for the devaluation, 50 points for the discount rate of Israel and USA, and 1% for the value of the m2.

Costa Urbana –former Solares de Santa María– Costanera Sur, Buenos Aires City (IRSA)

We own an important property of more than 70 hectares, which we acquired in 1997, facing the Río de la Plata on the Costanera Sur, south of Puerto Madero, 10 minutes from downtown Buenos Aires, originally called “Solares de Santa María” which we have renamed “Costa Urbana”. We intend to create a mixed-use development including residential complexes, offices, stores, hotels, sports clubs and service areas (schools, supermarkets and parking spaces).

After some unsuccessful approval attempts with the City of Buenos Aires Government and its Legislature, and after new negotiations carried out in recent years, we have signed a new agreement with the Executive Power of the City of Buenos Aires under the “Urban Agreement” modality framed within Decree No. 475 published on December 30, 2020, by means of which it approved the regulation of article 10.9. “Urban Agreements” of Law No. 6099 (text consolidated by Law No. 6347). According to article 10.9 of the Urban Code, these agreements are contracts entered into between the owner of a land/property and the Executive Power, which imply a regulatory change that must be approved by the City of Buenos Aires Legislature. Under this modality, a new urbanization project was proposed, in which more than 67% of the property’s surface is destined for public use, maintaining the original “FOT 1” that implies a capacity to develop more than 895,000 sqm. The Bill was raised for treatment in the first reading on the Legislature premises and it was approved without abstentions on August 19, 2021 by 36 votes out of a total of 55. As part of the approval process, it has been set a date for the non-binding Public Hearing on October 15, 2021 to later celebrate the treatment in second reading for final legislative approval.

The accounting valuation as of June 30, 2021 does not reflect any of these potential changes, valuing the land with the same methodology as in previous years.